Stockholders' Equity/ Members' Deficit - Summary of Common Units Tendered (Detail) - OAK Street Health Inc and Affiliates [Member] - USD ($) $ / shares in Units, $ in Thousands		9 Months Ended
	Apr. 27, 2020	Sep. 30, 2020
Limited Liability Company Llc Members Equity [Line Items]
Number of Units Tendered		131,151
Purchase Price per Unit	$ 156.29
Total Purchase Price	$ 20,000	$ 20,000
Founders Units [Member]
Limited Liability Company Llc Members Equity [Line Items]
Number of Units Tendered		107,208
Purchase Price per Unit		$ 156.29
Total Purchase Price		$ 16,756
Incentive Units [Member]
Limited Liability Company Llc Members Equity [Line Items]
Number of Units Tendered		1,142
Purchase Price per Unit		$ 156.29
Total Purchase Price		$ 178
Profits Interest [Member] | Hurdle Value One [Member]
Limited Liability Company Llc Members Equity [Line Items]
Number of Units Tendered		17,622
Purchase Price per Unit		$ 136.04
Total Purchase Price		$ 2,397
Profits Interest [Member] | Hurdle Value Two [Member]
Limited Liability Company Llc Members Equity [Line Items]
Number of Units Tendered		3,684
Purchase Price per Unit		$ 129.91
Total Purchase Price		$ 479
Profits Interest [Member] | Hurdle Value Three [Member]
Limited Liability Company Llc Members Equity [Line Items]
Number of Units Tendered		1,495
Purchase Price per Unit		$ 126.90
Total Purchase Price		$ 190